SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-82894

Investment Company Act File No. 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

Name of Registrant

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10005

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “Act”).

(1)	Title of Class of Securities to be Redeemed:

2018 VARIABLE RATE MUNIFUND TERM PREFERRED SHARES (“2018 VMTPS”), LIQUIDATION PREFERENCE $25,000 PER SHARE (CUSIP #01864U502)

(2)	Date on Which the Securities are to be Redeemed:

THE FUND INTENDS TO REDEEM THE 2018 VMTPS ON OCTOBER 27, 2025.

THE REDEMPTIONS WILL BE CONTINGENT UPON THE FUND’S SUCCESSFUL CREATION OF TENDER OPTION BOND TRUSTS. THE FUND RESERVES THE RIGHT TO POSTPONE OR CANCEL THE REDEMPTION IN ITS SOLE DISCRETION.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

SECTION 2.6(c) AND (e) OF THE ARTICLES SUPPLEMENTARY RELATING TO THE 2018 VMTPS TO THE FUND’S ARTICLES OF INCORPORATION.

(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

THE FUND INTENDS TO REDEEM ALL OF ITS OUTSTANDING 2018 VMTPS (3,531 SHARES).

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 25th day of September 2025.

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

By: /s/ Stephen J. Laffey Name: Stephen J. Laffey Title: Assistant Secretary

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